Eaton Vance
New York Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 93.6%
Security	Principal Amount (000's omitted)	Value
Education — 7.0%
Albany Capital Resource Corp., NY, (Empire Commons Student Housing, Inc.), 5.00%, 5/1/26	$300	$ 311,976
Buffalo and Erie County Industrial Land Development Corp., NY, (Global Concepts Charter School), 5.00%, 10/1/37	405	413,335
Build NYC Resource Corp., NY, (Academic Leadership Charter School), 4.00%, 6/15/29	100	98,777
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/32	300	317,394
Dutchess County Local Development Corp., NY, (Culinary Institute of America), 4.00%, 7/1/36	200	190,296
Monroe County Industrial Development Corp., NY, (Nazareth College of Rochester):
5.00%, 10/1/24	885	896,089
5.00%, 10/1/25	930	948,749
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/40(1)	165	166,223
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	370	407,973
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
4.00%, 10/15/29	330	308,995
4.00%, 10/15/30	410	379,299
5.00%, 10/15/39	80	74,505
		$ 4,513,611
Escrowed/Prerefunded — 2.5%
Chautauqua County Capital Resource Corp., NY, (Jamestown Center City Development Corp.), Prerefunded to 11/1/24, 1.75%, 11/1/31	$1,650	$ 1,620,630
		$ 1,620,630
General Obligations — 6.0%
New York, NY:
4.00%, 9/1/46	$1,000	$ 985,360
4.00%, 4/1/50	1,000	975,210
5.25%, 10/1/42	1,000	1,133,910
Puerto Rico:
0.00%, 7/1/33	38	23,364
5.625%, 7/1/29	208	223,181
5.75%, 7/1/31	63	69,389
Valley Stream, NY:
2.00%, 5/15/25	235	223,335
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Valley Stream, NY: (continued)
2.125%, 5/15/26	$240	$ 223,392
		$ 3,857,141
Hospital — 7.4%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 5.00%, 10/1/31	$650	$ 708,090
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/28	1,390	1,334,998
4.00%, 11/1/29	1,110	1,061,604
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/23	500	500,000
New York Dormitory Authority, (Montefiore Obligated Group), 4.00%, 9/1/37	400	365,976
New York Dormitory Authority, (Northwell Health Obligated Group), 5.00%, 5/1/52	760	798,882
		$ 4,769,550
Housing — 5.2%
New York City Housing Development Corp., NY:
0.90% to 1/1/26 (Put Date), 11/1/60	$855	$ 783,454
2.85%, 11/1/39	995	812,009
4.45%, 8/1/43	1,000	1,003,990
Westchester County Local Development Corp., NY, (Purchase Housing Corp. II):
5.00%, 6/1/24	165	166,168
5.00%, 6/1/25	170	172,676
5.00%, 6/1/26	170	174,566
5.00%, 6/1/27	240	249,204
		$ 3,362,067
Industrial Development Revenue — 7.4%
Build NYC Resource Corp., NY, (Pratt Paper (NY), Inc.), (AMT), 4.50%, 1/1/25(1)	$235	$ 235,935
Essex County Industrial Development Agency, NY, (International Paper Co.), (AMT), 2.10% to 10/1/24 (Put Date), 3/1/27	625	611,575
New York Energy Research and Development Authority, (Rochester Gas and Electric Corp.), 2.875% to 7/1/25 (Put Date), 5/15/32	1,155	1,143,623
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.):
(AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	250	221,665
(AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	1,000	956,080

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 4.00%, 10/1/30	$1,000	$ 998,750
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	610	599,771
		$ 4,767,399
Insured - Electric Utilities — 3.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$2,050	$ 2,032,964
		$ 2,032,964
Insured - General Obligations — 2.4%
Clinton County, NY, (AGM), (AMT), 3.50%, 6/1/27	$1,000	$ 1,007,210
Nassau County, NY, (AGM), 4.00%, 4/1/47	550	550,468
		$ 1,557,678
Insured - Lease Revenue/Certificates of Participation — 0.9%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program), (AGM), 5.00%, 10/1/36	$500	$ 563,585
		$ 563,585
Insured - Solid Waste — 1.5%
Onondaga County Resource Recovery Agency, NY:
(AGM), (AMT), 5.00%, 5/1/26	$150	$ 156,628
(AGM), (AMT), 5.00%, 5/1/28	740	789,610
		$ 946,238
Lease Revenue/Certificates of Participation — 3.2%
Battery Park City Authority, NY, Sustainability Bonds, 5.00%, 11/1/48(2)	$1,000	$ 1,106,350
New York City Transitional Finance Authority, NY, (Building Aid), 4.00%, 7/15/45	1,000	988,180
		$ 2,094,530
Other Revenue — 2.3%
Hudson Yards Infrastructure Corp., NY:
5.00%, 2/15/42	$475	$ 499,491
Green Bonds, 4.00%, 2/15/40	1,000	1,002,330
		$ 1,501,821
Senior Living/Life Care — 7.0%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry):
4.00%, 11/1/45	$300	$ 252,762
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Brookhaven Local Development Corp., NY, (Jefferson's Ferry): (continued)
5.25%, 11/1/25	$750	$ 761,557
Broome County Local Development Corp., NY, (Good Shepherd Village at Endwell, Inc.), 3.50%, 7/1/25	455	442,392
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/23	1,455	1,459,918
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/34	1,000	1,010,320
Westchester County Local Development Corp., NY, (Miriam Osborn Memorial Home Association):
5.00%, 7/1/25	260	265,065
5.00%, 7/1/26	290	299,155
		$ 4,491,169
Special Tax Revenue — 23.0%
American Samoa Economic Development Authority, 5.00%, 9/1/38(1)	$200	$ 195,494
New York City Transitional Finance Authority, NY, Future Tax Revenue, 4.00%, 8/1/38	1,000	1,023,210
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/42	1,000	1,063,590
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/45	750	740,130
4.00%, 3/15/48	1,000	978,850
5.00%, 9/15/28	1,000	1,110,810
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/39	1,330	1,343,260
4.00%, 3/15/45	1,000	991,100
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,000	977,360
Triborough Bridge and Tunnel Authority, NY:
3.00%, 11/15/46	1,000	802,750
4.00%, 11/15/38	1,750	1,771,840
5.00%, 5/15/47	1,000	1,090,780
5.00%, 11/15/49	1,000	1,071,960
5.00%, 5/15/51	1,000	1,077,240
Green Bonds, 5.00%, 11/15/32	500	595,485
		$14,833,859
Transportation — 7.9%
Metropolitan Transportation Authority, NY, Green Bonds, 4.75%, 11/15/45	$95	$ 96,800
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AMT), 5.00%, 7/1/46	1,000	989,340

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
4.00%, 12/1/42	$200	$ 191,200
(AMT), 4.00%, 12/1/40	50	47,541
Niagara Frontier Transportation Authority, NY, (Buffalo Niagara International Airport), (AMT), 5.00%, 4/1/24	795	802,068
Port Authority of New York and New Jersey:
(AMT), 5.00%, 10/15/35	740	771,820
(AMT), 5.00%, 7/15/38	1,000	1,088,290
(AMT), 5.50%, 8/1/52	1,000	1,095,120
		$ 5,082,179
Water and Sewer — 6.8%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/51	$1,500	$ 1,474,875
4.125%, 6/15/47	500	499,310
5.00%, 6/15/28	1,000	1,072,010
(SPA: State Street Bank & Trust Co.), 3.55%, 6/15/41(3)	750	750,000
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 11/15/40	500	568,445
		$ 4,364,640
Total Tax-Exempt Municipal Obligations (identified cost $60,469,069)		$60,359,061

Taxable Municipal Obligations — 5.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.5%
New York Dormitory Authority, (State University of New York), 1.366%, 7/1/25	$1,000	$ 923,490
		$ 923,490
General Obligations — 1.4%
New York, NY, 1.50%, 8/1/28	$1,000	$ 851,380
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	140	70,837
		$ 922,217
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.5%
New York City Transitional Finance Authority, NY, (Building Aid), 3.23%, 7/15/24	$1,000	$ 974,180
		$ 974,180
Special Tax Revenue — 0.6%
New York Dormitory Authority, Personal Income Tax Revenue, Escrowed to Maturity, 1.538%, 3/15/27	$415	$ 368,985
		$ 368,985
Total Taxable Municipal Obligations (identified cost $3,426,502)		$ 3,188,872
Total Investments — 98.6% (identified cost $63,895,571)		$63,547,933
Other Assets, Less Liabilities — 1.4%		$ 908,997
Net Assets — 100.0%		$64,456,930
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2023, the aggregate value of these securities is $2,375,167 or 3.7% of the Fund's net assets.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2023.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2023, 8.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 4.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement

Eaton Vance
New York Municipal Opportunities Fund
June 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$60,359,061	$ —	$60,359,061
Taxable Municipal Obligations	—	3,188,872	—	3,188,872
Total Investments	$ —	$63,547,933	$ —	$63,547,933
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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